Document and Entity Information	0 Months Ended
Oct. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 01, 2012
Registrant Name	Equinox Funds Trust
Central Index Key	0001498272
Amendment Flag	false
Document Creation Date	Sep. 26, 2012
Document Effective Date	Sep. 26, 2012
Prospectus Date	Oct. 01, 2012